Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Outstanding Loans with Related Parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Current Receivables:
Snow Lake Resources other receivable	-	100,000

Non-Current Receivables:
Loan to Rotor X	-	62,226